Leases - Balance sheet information relating to lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Assets and Liabilities, Lessee [Abstract]
ROU assets	¥ 554,061	$ 78,038	¥ 891,744
Operating lease liabilities—current	80,868	11,390	136,435
Operating lease liabilities—non-current	¥ 689,259	$ 97,080	¥ 832,928
Weighted-average remaining lease term	9 years 11 months 26 days	9 years 11 months 26 days	10 years 3 months 10 days
Weight-average discount rate	4.89%	4.89%	4.89%